Property, Plants and Equipment, Net	12 Months Ended
Dec. 31, 2020
Disclosure of property, plant and equipment [text block] [Abstract]
PROPERTY, PLANTS AND EQUIPMENT, NET

NOTE 8:- PROPERTY, PLANTS AND EQUIPMENT, NET

a.	Property, plants and equipment, net, are comprised of the following as of the below dates:

	December 31,
	2020	2019
Cost:
Computers, software, furniture, and equipment	$139,840	$110,955
Motor vehicles	8,623	5,022
Buildings	975	975
Leasehold improvements	39,261	31,435
	188,699	148,387
Accumulated depreciation:
Computers, software, furniture, and equipment	$103,833	$86,802
Motor vehicles	3,875	2,271
Buildings	112	87
Leasehold improvements	21,703	16,168
	129,523	105,328

Depreciated cost	$59,176	$43,059

b.	Depreciation expenses totaled $10,480, $12,071, and $16,513 for the years ended December 31, 2018, 2019 and 2020, respectively.